ACQUISITON OF WORLD MOTO ASSETS (Schedule of Allocation of Purchase Price) (Details) (USD $)	Dec. 31, 2012
Intangible assets acquired	$ 236,314
Software [Member]
Intangible assets acquired	166,314
Website [Member]
Intangible assets acquired	20,000
Patents [Member]
Intangible assets acquired	30,000
Trade name [Member]
Intangible assets acquired	$ 20,000